Risk Management - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 2,463	$ 3,829
U.S. [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	391	737
Canada [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	1,559	2,154
Japan [member
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	140	275
Asia [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 155	$ 224